Property and Equipment (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Property and Equipment [Line Items]
Depreciation expenses	$ 43,800	$ 2,247	$ 128,200	$ 3,858	$ 27,113	$ 103
Total cost	$ 1,619,766		$ 1,619,766		1,623,985	$ 1,701
Artificial Graphite Machineries [Member]
Property and Equipment [Line Items]
Total cost					$ 1,300,000